PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2014
PROPERTY AND EQUIPMENT, NET [Abstract]
Schedule of Property and Equipment
	December 31,
	2014	2013
Cost:

Buildings and land	$93,094	$92,267
Computers, software and electronic equipment	67,874	63,290
Equipment leased to others	75,606	63,128
Office furniture and equipment	7,823	8,524
Vehicles	455	506
Leasehold improvements	2,747	2,671

	247,599	230,386
Accumulated depreciation *)	156,706	145,017

Depreciated cost	$90,893	$85,369

*)	The accumulated depreciation of equipment leased to others as of December 31, 2014 and 2013 is $ 63,956 and $ 58,623, respectively.